Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Equity

Note 12 – Equity

A.	The Company’s share capital (in thousands of ordinary shares)

	Ordinary shares
	2021	2022
Issued and paid-up share capital as at December 31	257,376	258,564
Authorized share capital	500,000	500,000

Share capital (in thousands of shares of NIS 5 par value per share)

	Ordinary shares
	2021	2022
Issued as at January 1	172,052	257,376
Issued for cash during the period	74,100	—
Issued for purchase of companies during the period	7,162	—
Exercise of warrants during the period	2,690	—
Exercise of share options and RSUs during the period	1,372	1,188
Issued and paid-in share capital as at December 31	257,376	258,564

In February 2021, following approval of the general meeting of the Company’s shareholders, the Company increased its authorized share capital by NIS 1,250,000 thousand, such that the authorized share capital of the Company was NIS 2,500,000 thousand divided into 500,000,000 ordinary shares, par value NIS 5.00 each.

B.	Financing transactions

During 2020, the Company issued, pursuant to several public offerings in the United States, an aggregate of 163,542,447 ADSs and 430,000 pre-funded warrants (that were converted to ADSs during 2020). The total gross proceeds from the offerings were approximately $710,013, before deducting underwriting discounts and commissions and other offering-related expenses. The total net proceeds from the offerings, after deducting issuance expenses, were approximately $650,115. As a part of those offerings, the Company issued a total of 7,365,289 non-tradable warrants to the underwriters. The warrants are accounted for as share-based payment expenses, see also Note 19.

During 2021, the Company issued, pursuant to two public offerings in the United States, an aggregate of 74,100,000 ADSs. The total gross proceeds from the offerings were approximately $832,980, before deducting underwriting discounts and commissions and other offering-related expenses. The total net proceeds from the offerings, after deducting issuance expenses, were approximately $796,346. As a part of one of these offerings, the Company issued 1,137,500 non-tradable warrants to the underwriters. The warrants are accounted for as share-based payment expenses. See also Note 19.

C.	Treasury shares

As of December 31, 2022, the Company held 10,540 ordinary shares, constituting approximately 0.004% of its issued and paid up share capital. Regarding share repurchase plan after the reporting date, see note 24(b).

D.	Translation reserve from foreign operations

The movement in the Foreign currency translation reserve is as follows:

		For the year ended December 31,
		2021	2022
	Currency	Thousand USD
Net change in foreign currency translation reserve for:
GIS	GBP	—	(1,221)
Admatec-Formatec	EURO	—	302
Essemtec	CHF	(2)	114
Other		(22)	(19)
		(24)	(824)